Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued salaries and social welfare	$ 663,929	$ 337,599
Accrued expenses	572,932	388,572
Reimbursed employee's expense	27,460	50,228
Deposits from customers	253,014	198,907
Others	13,138	1,813
Total accrued expenses and other current liabilities	$ 1,530,473	$ 977,119